Related parties - Transactions with related parties (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	$ 57,686	$ 21,600
Purchases And Other Assets, Related Party Transactions	250,173	368,125
Joint ventures
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	30,926	21,600
Purchases And Other Assets, Related Party Transactions	232,475	353,169
Associates
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	26,760	0
Purchases And Other Assets, Related Party Transactions	17,698	14,956
Gas Natural del Oriente S.A. E.S.P. | Associates
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	0	0
Purchases And Other Assets, Related Party Transactions	12,511	14,048
Extrucol S.A. | Associates
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	0	0
Purchases And Other Assets, Related Party Transactions	921	128
E2 Energia Eficiente S.A. E.S.P. | Associates
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	26,760	0
Purchases And Other Assets, Related Party Transactions	4,266	780
Equion Energia Limited | Joint ventures
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	15,267	17,512
Purchases And Other Assets, Related Party Transactions	39,631	227,793
Ecodiesel Colombia S.A | Joint ventures
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	15,659	4,065
Purchases And Other Assets, Related Party Transactions	192,844	125,376
Offshore International Group | Joint ventures
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	0	23
Purchases And Other Assets, Related Party Transactions	$ 0	$ 0